Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
3/31/2017	$ 1,522
3/31/2018	909
3/31/2019	531
3/31/2020	305
3/31/2021	127
Total minimum annual rental payments, under non-cancelable lease agreements	$ 3,394